Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2025 USD ($)
2026	$ (7,072)
2027	(5,148)
2028	(1,624)
2029	(702)
2030	(62)
Total	$ (14,608)